PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 389	$ 726
Disposals	(111)	(278)
Accretion	20	20
Changes in estimates	(6)	(88)
Foreign exchange and other	25	9
Balance, end of the year	$ 317	389
Transferred to non-controlling interests		$ 239